EQUITY - Earnings per Common Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Net income (loss) attributable to equity holders of the parent	$ 9,302	$ 14,956	$ (733)
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share (in shares)	911	1,105	1,140
Incremental shares from assumed conversion of restricted share units and performance share units (in millions) (in shares)	3	3	0
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share (in shares)	914	1,108	1,140
Share Unit Awards
Earnings per share [line items]
Potential common shares excluded from computation of earnings per share (in shares)	0	0	9